Earnings Per Share - Additional Informaton (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Earnings Per Share [Abstract]
Decrease in basic earnings per share	3.40%
Basic	£ 1.177	£ 1.218	£ 18.339
Adjusted diluted earnings per share grew	2.10%
Adjusted earnings per share - diluted	£ 1.372	£ 1.344	£ 2.821